Related Party Transactions - Narrative (Details)			1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 31, 2016	Apr. 30, 2016	Sep. 30, 2016	May 31, 2016	Sep. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) mi bcf / d trains $ / MMBTU	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Advances to affiliate						$ 25,892,000	$ 28,312,000
Terminal Use Agreement [Member] | SPLNG [Member]
Related Party Transaction [Line Items]
Regasification Capacity | bcf / d						2.0
Related Party Transaction, Committed Annual Fee						$ 250,000,000
Related Party Agreement Term						20 years
Related Party Transaction, Percentage Of Committed Monthly Payment	25.00%	0.00%	50.00%	25.00%
Portion of Storage Capacity Reserved						41.00%
Terminal Use Agreement [Member] | SPLNG [Member] | Cheniere Investments [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Percentage Of Committed Monthly Payment	75.00%	100.00%	50.00%	75.00%
Terminal Use Agreement [Member] | SPLNG [Member] | Cheniere Investments [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Percentage Of Committed Monthly Payment						100.00%
Terminal Use Agreement [Member] | SPLNG [Member] | Cheniere Investments [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Percentage Of Committed Monthly Payment						0.00%
LNG Sale and Purchase Agreement [Member] | Cheniere Marketing [Member]
Related Party Transaction [Line Items]
Incremental LNG Volume, Purchase Price Percentage of Henry Hub						115.00%
Incremental LNG Volume, Purchase Price | $ / MMBTU						3.00
Commissioning Agreement [Member] | Cheniere Marketing [Member]
Related Party Transaction [Line Items]
Number of Liquefaction LNG Trains Subject To In Agreement | trains						4
Service Agreements [Member]
Related Party Transaction [Line Items]
Advances to affiliate						$ 25,900,000	28,300,000
Operation and Maintenance Agreement [Member] | Cheniere Investments [Member]
Related Party Transaction [Line Items]
Monthly fee as a percentage of capital expenditures incurred in the previous month						0.60%
Related Party Transaction, Committed Monthly Fee						$ 83,333
Management Services Agreement [Member] | Cheniere Terminals [Member]
Related Party Transaction [Line Items]
Monthly fee as a percentage of capital expenditures incurred in the previous month						2.40%
Related Party Transaction, Committed Monthly Fee						$ 541,667
LNG Site Sublease Agreement [Member] | SPLNG [Member]
Related Party Transaction [Line Items]
Annual Sublease Payment						$ 900,000	500,000
Term of available extension						10 years
Review Period for Inflation Adjustment						5 years
Cooperation Agreement [Member] | SPLNG [Member]
Related Party Transaction [Line Items]
Assets conveyed under the agreement						$ 252,800,000	$ 80,500,000	$ 700,000
Interconnect Agreement [Member] | CTPL [Member]
Related Party Transaction [Line Items]
Assets conveyed under the agreement					$ 10,100,000
Interconnect Agreement [Member] | CTPL [Member] | Creole Trail Pipeline [Member]
Related Party Transaction [Line Items]
Length Of Natural Gas Pipeline | mi						94
Tax Sharing Agreement [Member] | Cheniere [Member]
Related Party Transaction [Line Items]
Income Taxes Paid, Net						$ 0